5 Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress			£ (976)
Depreciation of property, plant and equipment
From continuing operations	1,089	979	1,011
From discontinued operations			5
Depreciation of right of use asset
From continuing operations	118	303
From discontinued operations
Amortisation of intangible assets product and marketing rights
From continuing operations	10	3	100
From discontinued operations			334
Impairment of intangible assets	12,369
Fees payable to the Company's auditor for the audit of the parent Company	87	110	111
Fees payable to the Company's subsidiary auditors for the audits of the subsidiary accounts	43	48	143
Fees payable to the Company's auditor for:
Other services	7	66	83
Fees payable to the Company's previous auditor for the audit of the parent Company	15
Fees payable to the Company's previous auditor for:
Other services	171
Operating lease expense:
Property			386
Plant and machinery
Arrangement/penalty fees for loan facility			469
Foreign exchange(gain)/loss	96	131	212
Profit/(Loss) on disposal of property, plant and equipment	(226)		165
Equity settled share-based payment	£ (404)	£ (34)	£ (36)